Expense Example - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 379
Expense Example, with Redemption, 3 Years	1,160
Expense Example, with Redemption, 5 Years	1,967
Expense Example, with Redemption, 10 Years	4,068
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	1,232
Expense Example, with Redemption, 5 Years	2,083
Expense Example, with Redemption, 10 Years	4,279
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	395
Expense Example, with Redemption, 3 Years	1,203
Expense Example, with Redemption, 5 Years	2,037
Expense Example, with Redemption, 10 Years	4,196
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	377
Expense Example, with Redemption, 3 Years	1,146
Expense Example, with Redemption, 5 Years	1,934
Expense Example, with Redemption, 10 Years	$ 3,993